Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Sep. 11, 2024	Oct. 07, 2016	Jun. 30, 2016	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2017	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2017	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2018	Jun. 30, 2026	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000252104
Account Value [Line Items]
Line Graph and Table Measure Name									Palmer Square CLO Senior Debt ETF
Accumulated Value	$ 10,000			$ 10,060	$ 10,211	$ 10,434		$ 10,496			$ 10,645	$ 10,805	$ 10,935		$ 11,052
C000249932
Account Value [Line Items]
Line Graph and Table Measure Name									Palmer Square Credit Opportunities ETF
Accumulated Value	10,000			10,085	10,216	10,385		10,577			10,767	10,931	10,954		11,163
C000264228
Account Value [Line Items]
Line Graph and Table Measure Name									Palmer Square Income Plus Fund
Accumulated Value			$ 250,000							$ 273,205						$ 280,799		$ 290,320		$ 295,084		$ 309,092		$ 300,969		$ 317,956		$ 345,879		$ 367,228		$ 382,867
C000264227
Account Value [Line Items]
Line Graph and Table Measure Name									Palmer Square Income Plus Fund
Accumulated Value			5,000,000							5,472,261						5,632,803		5,832,518		5,937,133		6,228,292		6,073,719		6,426,149		7,007,484		7,439,694		7,771,632
C000264229
Account Value [Line Items]
Line Graph and Table Measure Name									Palmer Square Ultra-Short Duration Investment Grade Fund
Accumulated Value		$ 250,000					$ 252,577							$ 256,648			$ 263,955		$ 268,992		$ 271,333		$ 268,004		$ 277,318		$ 294,483		$ 310,104		$ 323,044
Palmer Square CLO Senior Debt Index
Account Value [Line Items]
Line Graph and Table Measure Name									Palmer Square CLO Senior Debt Index
Accumulated Value	10,000			10,033	10,198	10,329		10,487			10,645	10,782	10,901		11,048
Bloomberg U.S. Corporate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Corporate 1-3 Year Index
Accumulated Value	10,000			10,032	10,052	10,215		10,366			10,514	10,643	10,675		10,766
Bloomberg U.S. Corporate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Corporate 1-3 Year Index
Accumulated Value			255,953							259,603						261,269		274,155		286,110		290,495		279,397		284,071		300,613		320,455		332,796
Bloomberg U.S. Corporate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Corporate 1-3 Year Index
Accumulated Value			5,119,059							5,192,063						5,225,380		5,483,097		5,722,195		5,809,897		5,587,947		5,681,412		6,012,257		6,409,110		6,655,923
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,962	9,657	9,926		10,045			10,250	10,361	10,357		10,426
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000			$ 9,962	$ 9,657	$ 9,926		$ 10,045			$ 10,250	$ 10,361	$ 10,357		$ 10,426
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value			265,092							264,257						263,212		283,959		308,780		307,741		276,051		273,434		280,652		297,718		309,010
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 5,301,831							$ 5,285,146						$ 5,264,237		$ 5,679,171		$ 6,175,608		$ 6,154,818		$ 5,521,027		$ 5,468,681		$ 5,613,035		$ 5,954,352		$ 6,180,199
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		250,090					250,999							254,411			260,309		264,538		264,787		265,242		274,805		289,699		303,219		314,850
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 249,350					$ 249,324							$ 248,338			$ 267,912		$ 291,332		$ 290,351		$ 260,452		$ 257,983		$ 264,793		$ 280,894		$ 291,548